Income Taxes (Details) - Schedule of Income Tax Expense - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Current:
Federal
State				2,400
Foreign			140,338
Total Current			140,338	2,400
Deferred:
Federal
State
Foreign			115,668	795,378
Total Deferred			115,668	795,378
Total provision for income taxes			$ 256,006	$ 797,778